Income Taxes - Deferred Tax Assets and Liabilities (Details) (10K) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Net operating loss carryforwards	$ 7,400,000	$ 5,650,000
Tax credit carryforwards	412,000	335,000
Total deferred tax assets	8,203,000	6,414,000
Valuation allowance	(8,203,000)	(6,414,000)
LendingClub Corp [Member]
Net operating loss carryforwards	47,451,000	5,621,000
Stock-based compensation	26,838,000	19,696,000
Reserves and accruals	18,409,000	11,506,000
Goodwill	9,855,000
Intangible assets	3,978,000	2,693,000
Tax credit carryforwards	2,483,000	1,810,000
Other	82,000	697,000
Total deferred tax assets	109,096,000	42,023,000
Valuation allowance	(75,308,000)	(25,348,000)
Deferred tax assets - net of valuation allowance	33,788,000	16,675,000
Internally developed software	(21,436,000)	(11,353,000)
Servicing fees	(6,445,000)	(1,516,000)
Depreciation and amortization	(5,907,000)	(4,089,000)
Goodwill		(3,163,000)
Total deferred tax liabilities	(33,788,000)	(20,121,000)
Deferred tax (liability) asset - net		$ (3,446,000)